Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	$ 36,885	$ 34,647
Less reinsurance recoverables	3,936	5,721
Net balance at beginning of period	32,949	28,926
Incurred guarantee benefits	6,041	4,411
Paid guarantee benefits	(745)	(388)
Net change	5,296	4,023
Net balance at end of period	38,245	32,949
Plus reinsurance recoverables	1,859	3,936
Balance at end of period	40,104	36,885
Liability for guarantees related to death benefits and interest-sensitive life products
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	34,135	30,674
Less reinsurance recoverables	1,189	1,752
Net balance at beginning of period	32,946	28,922
Incurred guarantee benefits	6,041	4,412
Paid guarantee benefits	(745)	(388)
Net change	5,296	4,024
Net balance at end of period	38,242	32,946
Plus reinsurance recoverables	877	1,189
Balance at end of period	39,119	34,135
Liability for guarantees related to income benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	336	572
Less reinsurance recoverables	333	568
Net balance at beginning of period	3	4
Incurred guarantee benefits	0	(1)
Paid guarantee benefits	0	0
Net change	0	(1)
Net balance at end of period	3	3
Plus reinsurance recoverables	267	333
Balance at end of period	270	336
Liability for guarantees related to accumulation and withdrawal benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	2,414	3,401
Less reinsurance recoverables	2,414	3,401
Net balance at beginning of period	0	0
Incurred guarantee benefits	0	0
Paid guarantee benefits	0	0
Net change	0	0
Net balance at end of period	0	0
Plus reinsurance recoverables	715	2,414
Balance at end of period	$ 715	$ 2,414